Revenue (Disaggregation Of Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,448	$ 5,509
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,142	5,140
Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	319	381
Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,461	5,521
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(13)	(12)
Wireless [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	972	891
Wireless [Member] | Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	319	381
Wireless [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,291	1,272
Wireline [Member] | Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,547	3,665
Wireline [Member] | Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	623	584
Wireline [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,170	$ 4,249